Document and Entity Information	Mar. 22, 2024
Prospectus:
Document Type	497
Document Period End Date	Mar. 25, 2024
Entity Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 22, 2024
Document Effective Date	Mar. 25, 2024
Prospectus Date	Feb. 01, 2024
MassMutual Select T. Rowe Price Emerging Markets Bond Fund | Class I
Prospectus:
Trading Symbol	MMEMX
MassMutual Select T. Rowe Price Large Cap Blend Fund | Class I
Prospectus:
Trading Symbol	MMLRX
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund | Class I
Prospectus:
Trading Symbol	MMUTX
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund | Class I
Prospectus:
Trading Symbol	MMLDX